CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net Sales (Including sales to related party of $0 and $902,638 during the nine months ended September 30, 2012 and 2011; $0 and $277,056 during the three months ended September 30, 2012 and 2011; and $902,638 and $1,491,875 during the years ended December 31, 2011 and 2010, respectively)	$ 19,204,877	$ 11,187,474	$ 46,351,192	$ 26,079,694	$ 43,162,026	$ 28,818,982
Cost of Sales	15,369,908	7,994,772	35,690,294	18,645,205	31,048,952	21,242,024
Gross Profit	3,834,969	3,192,702	10,660,898	7,434,489	12,113,074	7,576,958
Operating Expenses
Selling expenses	968,443	421,437	2,322,996	1,216,546	1,865,086	959,673
General and administrative expenses	1,096,354	770,877	3,457,455	2,187,875	3,308,312	1,205,881
Loss on disposal of plant, property and equipment	0	0	123,587	0	0	144,732
Total Operating Expenses	2,064,797	1,192,314	5,904,038	3,404,421	5,173,398	2,310,286
Income From Operations	1,770,172	2,000,388	4,756,860	4,030,068	6,939,676	5,266,672
Other Income (Expenses)
Non-operating income (expense)	15,642	11,245	(7,397)	21,719	52,043	57,844
Foreign exchange transaction gain (loss)	(23,936)	(18,721)	39	(79,450)	(90,609)	(66,419)
Interest income	0	0	0	0	1,402	2,549
Financial expense	(7,443)	(33,499)	(54,341)	(49,821)	(76,836)	(22,556)
Total Other Expenses, Net	(15,737)	(40,975)	(61,699)	(107,552)	(114,000)	(28,582)
Income Before Income Tax	1,754,435	1,959,413	4,695,161	3,922,516	6,825,676	5,238,090
Income Tax Expense	510,542	277,824	1,047,646	655,859	1,460,511	1,035,081
Net Income	1,243,893	1,681,589	3,647,515	3,266,657	5,365,165	4,203,009
Other Comprehensive Income
Foreign currency translation	(29,182)	187,219	(78,267)	423,204	527,218	294,871
Comprehensive Income	$ 1,214,711	$ 1,868,808	$ 3,569,248	$ 3,689,861	$ 5,892,383	$ 4,497,880
Basic weighted average shares outstanding (in Shares)	18,518,089	16,431,723	18,460,955	13,451,350	14,506,915	9,685,000
Diluted weighted average shares outstanding (in Shares)	18,709,596	16,641,815	18,652,892	13,522,150	14,697,206	9,685,000
Basic net earnings per share (in Dollars per share)	$ 0.07	$ 0.10	$ 0.20	$ 0.24	$ 0.37	$ 0.43
Diluted net earnings per share (in Dollars per share)	$ 0.07	$ 0.10	$ 0.20	$ 0.24	$ 0.37	$ 0.43